Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Derivative Financial Instruments	$ 2,329,074		$ 2,746,893
Other Financial Assets	10,915,334		13,918,651
Loans and Other Financing	358,558,869		434,899,689
Liabilities
Liabilities at fair value through profit or loss	1,422,157		3,299,188
Derivative Financial Instruments	881,099		2,824,038
Repurchase Transactions			2,997,515
Other Financial Liabilities	71,362,718		97,275,984
Lease Liabilities	3,768,154	$ 4,461,031
Debt Securities	115,025
Subordinated Debt Securities	15,499,212		15,026,155
Liquidity risk [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	65,971,874		121,012,119
Derivative Financial Instruments	1,398,539		2,746,893
Repurchase Transactions	30,724,621		3,249,325
Other Financial Assets	8,242,578		13,931,355
Loans and Other Financing	445,240,372		502,745,730
Other Debt Securities	20,672,074		22,292,815
Financial Assets Pledged as Collateral	11,550,586		16,640,808
Investments in Equity Instruments	2,497,466		247,769
Liabilities
Deposits	402,476,112		564,642,659
Liabilities at fair value through profit or loss			3,299,188
Derivative Financial Instruments	881,099		2,824,038
Repurchase Transactions			2,997,515
Other Financial Liabilities	67,627,472		97,343,658
Lease Liabilities	3,768,154
Financing Received from the Argentine Central Bank and Other Financial Institutions	24,999,273		39,799,958
Debt Securities	36,696,848		76,466,855
Subordinated Debt Securities	23,454,859		23,951,517
Liquidity risk [member] | Less than one month [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	64,916,862		118,219,287
Derivative Financial Instruments	1,398,539		2,746,893
Repurchase Transactions	30,724,621		3,249,325
Other Financial Assets	8,242,578		13,931,355
Loans and Other Financing	132,248,533		143,233,020
Other Debt Securities	20,672,074		22,292,815
Financial Assets Pledged as Collateral	11,550,586		16,640,808
Investments in Equity Instruments	2,497,466		247,769
Liabilities
Deposits	358,461,867		514,108,186
Liabilities at fair value through profit or loss	1,422,157		3,299,188
Derivative Financial Instruments	881,099		2,824,038
Repurchase Transactions			2,997,515
Other Financial Liabilities	67,627,472		97,014,823
Lease Liabilities	61,417
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,720,364		10,789,666
Debt Securities	3,468,325		2,001,407
Subordinated Debt Securities	607,968		591,573
Liquidity risk [member] | Later than one month and not later than six months [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	879,594		383,455
Loans and Other Financing	130,902,612		157,499,423
Liabilities
Deposits	41,752,103		45,511,607
Other Financial Liabilities			41,646
Lease Liabilities	319,109
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,793,401		12,535,930
Debt Securities	18,258,388		11,779,292
Liquidity risk [member] | Later than six months and not later than twelve months [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	14,428		575,061
Loans and Other Financing	59,409,315		86,106,886
Liabilities
Deposits	2,184,736		4,904,758
Other Financial Liabilities			51,326
Lease Liabilities	398,394
Financing Received from the Argentine Central Bank and Other Financial Institutions	4,281,429		4,893,824
Debt Securities	4,152,415		20,402,461
Subordinated Debt Securities	607,968		591,573
Liquidity risk [member] | Later than one year and not later than five years [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	155,733		1,592,696
Loans and Other Financing	96,240,488		101,280,744
Liabilities
Deposits	77,374		118,053
Other Financial Liabilities			224,872
Lease Liabilities	1,932,180
Financing Received from the Argentine Central Bank and Other Financial Institutions	6,204,079		11,468,973
Debt Securities	10,134,085		40,344,981
Subordinated Debt Securities	5,346,737		5,197,625
Liquidity risk [member] | Later than five years [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	5,257		241,620
Loans and Other Financing	26,439,424		14,625,657
Liabilities
Deposits	32		55
Other Financial Liabilities			10,991
Lease Liabilities	1,057,054
Financing Received from the Argentine Central Bank and Other Financial Institutions			111,565
Debt Securities	683,635		1,938,714
Subordinated Debt Securities	$ 16,892,186		$ 17,570,746